UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1731

Source Capital, Inc.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

Copy to:
J. RICHARD ATWOOD, PRESIDENT		MARK D. PERLOW, ESQ.
Source Capital, Inc.		DECHERT LLP
11601 WILSHIRE BLVD., STE 1200		ONE BUSH STREET STE. 1600
LOS ANGELES, CALIFORNIA 90025		SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

ITEM 1. Schedule of Investments.

SOURCE CAPITAL, INC.

PORTFOLIO OF INVESTMENTS

September 30, 2018

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
INTERNET MEDIA — 8.5%
Alphabet, Inc. (Class A)(a)	6,651	$8,028,289
Alphabet, Inc. (Class C)(a)	6,694	7,989,088
Baidu, Inc. (ADR) (China)(a)	46,767	10,694,678
Facebook, Inc. (Class A)(a)	38,850	6,389,271
		$33,101,326
AIRCRAFT & PARTS — 6.0%
Arconic, Inc.	535,540	$11,787,235
United Technologies Corporation	83,510	11,675,533
		$23,462,768
DIVERSIFIED BANKS — 5.8%
Bank of America Corporation	307,066	$9,046,164
Citigroup, Inc.	144,900	10,395,126
Royal Bank of Scotland Group plc (Britain)	952,980	3,105,286
		$22,546,576
SEMICONDUCTOR DEVICES — 5.0%
Analog Devices, Inc.	94,480	$8,735,621
Broadcom, Inc.	43,708	10,784,075
		$19,519,696
INFRASTRUCTURE SOFTWARE — 4.3%
Microsoft Corporation	64,560	$7,383,727
Oracle Corporation	181,588	9,362,677
		$16,746,404
CABLE & SATELLITE — 4.0%
Charter Communications, Inc. (Class A)(a)	22,609	$7,367,821
Comcast Corp. (Class A)	233,750	8,277,087
		$15,644,908
P&C INSURANCE — 3.7%
American International Group, Inc.	268,700	$14,305,588

CEMENT & AGGREGATES — 3.1%
HeidelbergCement AG (Germany)	71,730	$5,606,554
LafargeHolcim Ltd. (Switzerland)	133,030	6,567,458
		$12,174,012
INSURANCE BROKERS — 2.6%
Aon plc (Britain)	66,727	$10,261,278

ELECTRICAL COMPONENTS — 2.2%
TE Connectivity, Ltd. (Switzerland)	96,290	$8,466,780

INVESTMENT COMPANIES — 2.1%
Groupe Bruxelles Lambert SA (Belgium)	78,610	$8,241,697

CONSUMER FINANCE — 2.0%
Ally Financial, Inc.	161,543	$4,272,812
American Express Co.	34,511	3,675,077
		$7,947,889

See notes to financial statements.

	Shares or Principal Amount	Fair Value
COMMON STOCKS - Continued
GENERIC PHARMA — 1.9%
Mylan NV(a)	204,760	$7,494,216

ADVERTISING & MARKETING — 1.7%
WPP plc (Britain)	443,640	$6,502,315

INTERNET BASED SERVICES — 1.6%
Expedia, Inc.	49,160	$6,414,397

HOME IMPROVEMENT — 1.6%
Mohawk Industries, Inc.(a)	34,480	$6,046,068

BANKS — 1.5%
Wells Fargo & Co.	109,830	$5,772,665

MIDSTREAM - OIL & GAS — 1.5%
Kinder Morgan, Inc.	320,500	$5,682,465

PACKAGED FOOD — 1.3%
Mondelez International, Inc. (Class A)	118,300	$5,082,168

E-COMMERCE DISCRETIONARY — 1.1%
JD.com, Inc. (ADR) (China)(a)	171,920	$4,485,393

FOOD & DRUG STORES — 0.5%
Jardine Strategic Holdings, Ltd. (Hong Kong)	57,010	$2,069,463

LIFE SCIENCE EQUIPMENT — 0.3%
Thermo Fisher Scientific, Inc.	4,213	$1,028,309

BASE METALS — 0.3%
Alcoa Corporation(a)	25,230	$1,019,292

OTHER COMMON STOCKS — 0.0%(a)(b)		$101,945

TOTAL COMMON STOCKS — 62.6% (Cost $208,535,640)		$244,117,618

BONDS & DEBENTURES

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.2%
AGENCY — 0.0%
Government National Mortgage Association 2011-49 A — 2.45% 7/16/2038	$32,281	$32,217

AGENCY STRIPPED — 1.9%
Government National Mortgage Association 2014-171 IO — 0.67% 11/16/2055(c)	$15,366,616	$553,068
Government National Mortgage Association 2012-58 IO — 0.702% 2/16/2053(c)	11,954,955	371,859

See notes to financial statements.

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Government National Mortgage Association 2012-79 IO — 0.751% 3/16/2053(c)	$7,131,480	$253,597
Government National Mortgage Association 2015-86 IO — 0.771% 5/16/2052(c)	2,943,719	151,303
Government National Mortgage Association 2015-19 IO — 0.773% 1/16/2057(c)	7,506,221	413,675
Government National Mortgage Association 2012-109 IO — 0.782% 10/16/2053(c)	12,537,782	401,654
Government National Mortgage Association 2012-114 IO — 0.786% 1/16/2053(c)	16,240,432	789,870
Government National Mortgage Association 2014-153 IO — 0.788% 4/16/2056(c)	10,946,149	569,886
Government National Mortgage Association 2013-74 IO — 0.795% 12/16/2053(c)	18,760,624	860,852
Government National Mortgage Association 2013-146 IO — 0.797% 11/16/2048(c)	15,963,308	573,190
Government National Mortgage Association 2014-187 IO — 0.892% 5/16/2056(c)	6,897,984	385,477
Government National Mortgage Association 2015-114 IO — 0.94% 3/15/2057(c)	2,082,647	120,675
Government National Mortgage Association 2015-108 IO — 0.941% 10/16/2056(c)	8,536,860	505,342
Government National Mortgage Association 2016-65 IO — 1.002% 1/16/2058(c)	6,295,445	466,432
Government National Mortgage Association 2016-106 IO — 1.031% 9/16/2058(c)	6,373,092	487,742
Government National Mortgage Association 2016-125 IO — 1.062% 12/16/2057(c)	3,699,039	285,731
		$7,190,353
NON-AGENCY — 1.3%
Aventura Mall Trust M 2013-AVM A — 3.867% 12/5/2032(c)(d)	$970,000	$983,400
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7 B — 5.214% 2/11/2041(c)	124,726	125,083
Citigroup Commercial Mortgage Trust 2006-C4 B — 6.395% 3/15/2049(c)	1,091	1,092
COMM Mortgage Trust 2014-FL5 B, 1M LIBOR + 2.150% — 3.449% 10/15/2031(c)(d)	27,857	27,887
COMM Mortgage Trust 2014-FL5 C, 1M LIBOR + 2.150% — 3.449% 10/15/2031(c)(d)	226,000	224,934
Credit Suisse Commercial Mortgage Trust Series 2016-MFF E, 1M LIBOR + 6.000% — 8.158% 11/15/2033(c)(d)	878,000	878,308
DBUBS Mortgage Trust 2011-LC2A A4 — 4.537% 7/10/2044(d)	1,082,918	1,111,026
JP Morgan Chase Commercial Mortgage Securities Trust 2010-C1 A3 — 5.058% 6/15/2043(d)	191,000	196,175
Latitude Management Real Estate Capita 2016-CRE2 A, 1M LIBOR + 1.700% — 2.696% 11/24/2031(c)(d)	444,000	446,219
Madison Avenue Trust M 2013-650M A — 3.843% 10/12/2032(d)	277,000	279,024
Wells Fargo Commercial Mortgage Trust 2015-C26 A2 — 2.663% 2/15/2048	198,000	197,186
WFRBS Commercial Mortgage Trust 2013-UBS1 A3 — 3.591% 3/15/2046	737,000	743,309
		$5,213,643
TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $12,929,765)		$12,436,213

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 7.8%
AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 1.6%
Federal Home Loan Mortgage Corporation 4302 AE — 2.00% 11/15/2029	$400,227	$391,513
Federal Home Loan Mortgage Corporation 4664 TA — 3.00% 9/15/2037	170,847	169,666
Federal Home Loan Mortgage Corporation 4504 DN — 3.00% 10/15/2040	338,085	335,056
Federal Home Loan Mortgage Corporation 3862 MB — 3.50% 5/15/2026	455,000	458,160
Federal National Mortgage Association 2012-117 DA — 1.50% 12/25/2039	130,544	123,762
Federal National Mortgage Association 2014-89 LB — 2.00% 6/25/2042	111,314	108,233
Federal National Mortgage Association 2011-61 B — 3.00% 7/25/2026	248,000	245,880
Federal National Mortgage Association 2017-30 G — 3.00% 7/25/2040	254,478	250,325
Federal National Mortgage Association 2013-93 PJ — 3.00% 7/25/2042	52,137	51,514
Federal National Mortgage Association 2017-16 JA — 3.00% 2/25/2043	739,982	731,780
Federal National Mortgage Association 2018-16 HA — 3.00% 7/25/2043	618,195	609,530
Federal National Mortgage Association 2014-4 KA — 3.00% 1/25/2044	82,326	80,118

See notes to financial statements.

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Federal National Mortgage Association 2011-98 VE — 3.50% 6/25/2026	$329,000	$328,809
Federal National Mortgage Association 2011-80 KB — 3.50% 8/25/2026	327,000	329,069
Federal National Mortgage Association 2017-45 KD — 3.50% 2/25/2044	521,013	517,216
Federal National Mortgage Association 2017-52 KC — 3.50% 4/25/2044	516,700	512,829
Federal National Mortgage Association 2017-59 DC — 3.50% 5/25/2044	738,002	732,579
Federal National Mortgage Association 2003-78 B — 5.00% 8/25/2023	200,742	207,915
		$6,183,954
AGENCY POOL FIXED RATE — 3.4%
Federal Home Loan Mortgage Corporation J16678 — 3.00% 9/1/2026	$133,899	$132,676
Federal Home Loan Mortgage Corporation J17544 — 3.00% 12/1/2026	179,748	178,106
Federal Home Loan Mortgage Corporation G16406 — 3.00% 1/1/2028	565,174	559,129
Federal Home Loan Mortgage Corporation G16478 — 3.00% 5/1/2030	776,132	768,314
Federal Home Loan Mortgage Corporation G16473 — 3.50% 1/1/2028	909,371	915,604
Federal Home Loan Mortgage Corporation J26472 — 3.50% 11/1/2028	182,559	183,953
Federal Home Loan Mortgage Corporation G13122 — 5.00% 4/1/2023	182,610	187,939
Federal Home Loan Mortgage Corporation G15744 — 5.00% 6/1/2026	161,375	165,005
Federal Home Loan Mortgage Corporation G13145 — 5.50% 4/1/2023	367,675	379,387
Federal National Mortgage Association MA1212 — 2.50% 10/1/2022	298,490	294,784
Federal National Mortgage Association AR6882 — 2.50% 2/1/2028	97,257	94,823
Federal National Mortgage Association BM4386 — 2.50% 8/1/2030	359,777	350,772
Federal National Mortgage Association AJ6973 — 3.00% 11/1/2026	44,569	44,268
Federal National Mortgage Association AJ9387 — 3.00% 12/1/2026	22,240	22,090
Federal National Mortgage Association AU3826 — 3.00% 12/1/2026	665,920	661,612
Federal National Mortgage Association AL1345 — 3.00% 2/1/2027	41,123	40,846
Federal National Mortgage Association AB4673 — 3.00% 3/1/2027	44,666	44,323
Federal National Mortgage Association AK9467 — 3.00% 3/1/2027	47,406	47,085
Federal National Mortgage Association AB8890 — 3.00% 4/1/2028	203,304	201,614
Federal National Mortgage Association AL4693 — 3.00% 8/1/2028	39,828	39,559
Federal National Mortgage Association AU6681 — 3.00% 9/1/2028	378,527	375,380
Federal National Mortgage Association AU6682 — 3.00% 9/1/2028	1,894,816	1,879,061
Federal National Mortgage Association 890837 — 3.00% 10/1/2028	456,618	453,107
Federal National Mortgage Association BM3539 — 3.00% 10/1/2030	937,956	930,157
Federal National Mortgage Association BM4536 — 3.00% 8/1/2031	1,312,000	1,301,091
Federal National Mortgage Association AB2446 — 3.50% 3/1/2026	254,355	256,118
Federal National Mortgage Association MA3075 — 3.50% 7/1/2027	828,503	836,511
Federal National Mortgage Association MA3132 — 3.50% 9/1/2027	183,695	185,470
Federal National Mortgage Association MA3251 — 3.50% 1/1/2028	222,497	224,579
Federal National Mortgage Association MA3321 — 3.50% 3/1/2028	122,562	123,709
Federal National Mortgage Association CA1631 — 3.50% 10/1/2028	210,530	211,973
Federal National Mortgage Association BM1231 — 3.50% 11/1/2031	444,493	447,679
Federal National Mortgage Association 889109 — 5.00% 1/1/2023	125,703	128,518
Federal National Mortgage Association AE0286 — 5.00% 4/1/2025	200,914	206,638
Federal National Mortgage Association AL7725 — 5.00% 9/1/2025	324,908	332,874
Federal National Mortgage Association 256717 — 5.50% 5/1/2022	104,166	107,046
		$13,311,800
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 2.8%
CIM Trust 2017-7 A, VRN — 3.00% 4/25/2057(c)(d)	$767,253	$759,482
CIM Trust 2018-R3 A1, VRN — 5.00% 12/25/2057(c)(d)	1,173,774	1,205,363
Citigroup Mortgage Loan Trust, Inc. 2014-A A — 4.00% 1/25/2035(c)(d)	225,978	227,077
Finance of America Structured Securities Trust 2017-HB1 M1 — 2.84% 11/25/2027(c)(d)	379,000	375,403

See notes to financial statements.

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Mill City Mortgage Loan Trust 2018-2 A1, VRN — 3.50% 5/25/2058(c)(d)	$1,108,232	$1,100,887
Mill City Mortgage Loan Trust 2018-3 A1, VRN — 3.50% 8/25/2058(c)(d)	539,000	533,719
Nationstar HECM Loan Trust 2017-2A M1 — 2.815% 9/25/2027(c)(d)	316,000	314,519
Nationstar HECM Loan Trust 2018-2A M1, VRN — 3.552% 7/25/2028(c)(d)	188,000	187,438
Nomura Resecuritization Trust 2016-1R 3A1 — 5.00% 9/28/2036(c)(d)	120,370	121,692
Towd Point Mortgage Trust 2016-3 A1 — 2.25% 4/25/2056(c)(d)	447,766	435,945
Towd Point Mortgage Trust 2015-5 A1B, VRN — 2.75% 5/25/2055(c)(d)	189,919	186,444
Towd Point Mortgage Trust 2015-1 AES — 3.00% 10/25/2053(c)(d)	322,001	319,097
Towd Point Mortgage Trust 2015-3 A1B, VRN — 3.00% 3/25/2054(c)(d)	313,149	309,746
Towd Point Mortgage Trust 2018-1 A1, VRN — 3.00% 1/25/2058(c)(d)	852,872	836,838
Towd Point Mortgage Trust 2018-2 A1, VRN — 3.25% 3/25/2058(c)(d)	1,205,742	1,189,255
Towd Point Mortgage Trust 2018-5 A1A, VRN — 3.25% 8/25/2058(c)(d)	1,297,000	1,279,910
Towd Point Mortgage Trust 2015-4 A1 — 3.50% 4/25/2055(c)(d)	674,486	671,455
Towd Point Mortgage Trust 2015-2 2A1 — 3.75% 11/25/2057(c)(d)	854,325	853,774
		$10,908,044
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $30,762,004)		$30,403,798

ASSET-BACKED SECURITIES — 18.5%
AUTO — 5.4%
Ally Auto Receivables Trust 2017-1 B — 2.35% 3/15/2022	$101,000	$99,017
Ally Auto Receivables Trust 2017-1 C — 2.48% 5/16/2022	191,000	187,629
AmeriCredit Automobile Receivables Trust 2017-4 A3 — 2.04% 7/18/2022	402,000	396,190
AmeriCredit Automobile Receivables Trust 2017-1 C — 2.71% 8/18/2022	203,000	199,855
BMW Vehicle Lease Trust 2017-1 A4 — 2.18% 6/22/2020	501,000	497,573
BMW Vehicle Lease Trust 2017-2 A4 — 2.19% 3/22/2021	247,000	243,668
Capital Auto Receivables Asset Trust 2016-1 B — 2.67% 12/21/2020	114,000	113,695
CarMax Auto Owner Trust 2017-4 A3 — 2.11% 10/17/2022	225,000	221,536
CarMax Auto Owner Trust 2018-1 A3 — 2.48% 11/15/2022	474,000	468,290
CarMax Auto Owner Trust 2018-2 A3 — 2.98% 1/17/2023	536,000	534,077
Credit Acceptance Auto Loan Trust 2017-2A A — 2.55% 2/17/2026(d)	1,351,000	1,338,260
Credit Acceptance Auto Loan Trust 2017-3A A — 2.65% 6/15/2026(d)	445,000	439,883
Credit Acceptance Auto Loan Trust 2016-3A B — 2.94% 10/15/2024(d)	548,000	541,273
Credit Acceptance Auto Loan Trust 2016-2A B — 3.18% 5/15/2024(d)	601,000	600,912
Credit Acceptance Auto Loan Trust 2017-3A B — 3.21% 8/17/2026(d)	941,000	924,044
DT Auto Owner Trust 2017-4A C — 2.86% 7/17/2023(d)	236,000	234,965
Exeter Automobile Receivables Trust 2018-1A B — 2.75% 4/15/2022(d)	275,000	272,587
Exeter Automobile Receivables Trust 2017-1A B — 3.00% 12/15/2021(d)	237,000	236,520
First Investors Auto Owner Trust 2017-1A B — 2.67% 4/17/2023(d)	115,000	113,709
First Investors Auto Owner Trust 2017-1A C — 2.95% 4/17/2023(d)	219,000	214,561
GM Financial Automobile Leasing Trust 2016-3 C — 2.38% 5/20/2020	208,000	207,011
GM Financial Automobile Leasing Trust 2017-2 B — 2.43% 6/21/2021	597,000	590,179
GM Financial Automobile Leasing Trust 2017-1 B — 2.48% 8/20/2020	1,320,000	1,309,039
GM Financial Automobile Leasing Trust 2018-1 A4 — 2.68% 12/20/2021	385,000	381,281
GM Financial Automobile Leasing Trust 2017-1 C — 2.74% 8/20/2020	597,000	591,993
GM Financial Automobile Leasing Trust 2017-2 C — 2.84% 6/21/2021	100,000	99,043
Honda Auto Receivables Owner Trust 2018-1I A4 — 2.78% 5/15/2024	918,000	910,143
Hyundai Auto Lease Securitization Trust 2017-C A4 — 2.21% 9/15/2021(d)	265,000	261,520
Hyundai Auto Lease Securitization Trust 2018-A A4 — 2.89% 3/15/2022(d)	576,000	572,067
Hyundai Auto Receivables Trust 2018-A A4 — 2.94% 6/17/2024	656,000	651,117
Mercedes-Benz Auto Lease Trust 2018-A A4 — 2.51% 10/16/2023	158,000	156,390

See notes to financial statements.

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Nissan Auto Lease Trust 2017-A A3 — 1.91% 4/15/2020	$567,000	$563,706
Nissan Auto Lease Trust 2017-B A4 — 2.17% 12/15/2021	292,000	288,337
Nissan Auto Receivables Owner Trust 2018-A A3 — 2.65% 5/16/2022	662,000	657,502
Prestige Auto Receivables Trust 2016-2A B — 2.19% 11/15/2022(d)	673,000	669,827
Prestige Auto Receivables Trust 2017-1A B — 2.39% 5/16/2022(d)	319,000	314,769
Prestige Auto Receivables Trust 2017-1A C — 2.81% 1/17/2023(d)	787,000	771,073
Prestige Auto Receivables Trust 2016-2A C — 2.88% 11/15/2022(d)	327,000	324,932
Santander Drive Auto Receivables Trust 2017-3 B — 2.19% 3/15/2022	797,000	789,344
Santander Drive Auto Receivables Trust 2017-1 C — 2.58% 5/16/2022	209,000	207,623
Santander Drive Auto Receivables Trust 2018-1 B — 2.63% 7/15/2022	463,000	460,321
Santander Drive Auto Receivables Trust 2016-2 C — 2.66% 11/15/2021	131,000	130,667
Santander Drive Auto Receivables Trust 2017-2 C — 2.79% 8/15/2022	327,000	325,026
Westlake Automobile Receivables Trust 2017-1A C — 2.70% 10/17/2022(d)	411,000	409,407
Westlake Automobile Receivables Trust 2018-1A C — 2.92% 5/15/2023(d)	310,000	307,001
World Omni Auto Receivables Trust 2018-A A3 — 2.50% 4/17/2023	773,000	762,858
World Omni Automobile Lease Securitization Trust 2017-A A4 — 2.32% 8/15/2022	149,000	147,679
World Omni Automobile Lease Securitization Trust 2017-A B — 2.48% 8/15/2022	276,000	273,277
		$21,011,376
COLLATERALIZED LOAN OBLIGATION — 4.5%
Adams Mill CLO Ltd. 2014-1A B2R — 3.35% 7/15/2026(d)	$250,000	$246,080
B&M CLO Ltd. 2014-1A A2R, FRN — 3.939% 4/16/2026(c)(d)	287,000	287,148
Black Diamond CLO Ltd. 2014-1A A1R, 3M USD LIBOR + 1.150% — 3.486% 10/17/2026(c)(d)	893,000	892,308
BlueMountain CLO Ltd. 2013-4A — 3.36% 4/15/2025(d)	250,000	250,218
Cerberus Loan Funding XVIII LP 2017-1A A, 3M USD LIBOR + 1.750% — 4.089% 4/15/2027(c)(d)	1,138,000	1,138,124
Cerberus Loan Funding XXI LP 2017-4A A, FRN — 3.789% 10/15/2027(c)(d)	857,000	857,039
Elm Trust 2016-1A A2 — 4.163% 6/20/2025(d)	356,000	353,658
Flagship VII Ltd. 2013-7A A2R — 2.70% 1/20/2026(d)	291,606	288,845
Fortress Credit Opportunities IX CLO Ltd. 2017-9A A1T, FRN — 3.864% 11/15/2029(c)(d)	613,000	613,967
Fortress Credit Opportunities IX CLO Ltd. 2017-9A E, FRN — 9.564% 11/15/2029(c)(d)	328,000	320,569
Fortress Credit Opportunities VII CLO, Ltd. 2016-7I E, 3M USD LIBOR + 7.490% — 9.824% 12/15/2028(c)	561,000	561,564
Halcyon Loan Advisors Funding 2015-3A A1R, 3M USD LIBOR + 0.90% — 3.233% 10/18/2027(c)(d)	1,089,000	1,087,370
Halcyon Loan Advisors Funding 2015-1A AR, FRN — 3.268% 4/20/2027(c)(d)	1,304,000	1,303,188
Halcyon Loan Advisors Funding 2014-3A AR, 3M USD LIBOR + 1.100% — 3.447% 10/22/2025(c)(d)	491,000	491,042
Ivy Hill Middle Market Credit Fund VII Ltd. — 3.583% 7/18/2030(c)(d)(e)	604,000	603,396
Ivy Hill Middle Market Credit Fund VII Ltd. 7A AR, FRN — 3.878% 10/20/2029(c)(d)	250,000	249,824
NewMark Capital Funding CLO, Ltd. 2014-2A AFR — 3.077% 6/30/2026(d)	224,771	222,455
NewMark Capital Funding CLO, Ltd. 2014-2A BFR — 3.669% 6/30/2026(d)	278,000	277,815
Oaktree CLO Ltd. 2014-2A A1BR — 2.953% 10/20/2026(d)	293,000	288,734
Ocean Trails CLO V 2014-5A C2R — 4.70% 10/13/2026(d)	186,000	185,939
Saranac CLO III Ltd. 2014-3A ALR, FRN — 3.466% 6/22/2030(c)(d)	632,000	631,997
Senior Credit Fund SPV LLC 2016-1A — 3.033% 12/19/2025(e)	925,000	925,000
Silvermore CLO Ltd. 2014-1A A1R, 3M USD LIBOR + 1.170% — 3.484% 5/15/2026(c)(d)	595,533	595,671
Symphony CLO XII Ltd. 2013-12A B2R — 3.389% 10/15/2025(d)	427,000	426,994

See notes to financial statements.

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Telos CLO 2013-3A AR, 3M USD LIBOR + 1.300% — 3.636% 7/17/2026(c)(d)	$474,000	$475,615
Telos CLO 2013-3A BR, 3M USD LIBOR + 2.000% — 4.336% 7/17/2026(c)(d)	550,000	550,076
Telos CLO Ltd. 2014-5A A1R, FRN — 3.286% 4/17/2028(c)(d)	828,000	827,094
THL Credit Wind River CLO Ltd. 2016-1A AR, FRN — 3.398% 7/15/2028(c)	640,000	639,993
VCO CLO LLC 2018-1A A, FRN — 3.942% 7/20/2030(c)(d)	607,000	606,971
Wellfleet CLO Ltd. 2016-1A AR, FRN — 3.258% 4/20/2028(c)(d)	629,000	624,367
West CLO Ltd. 2014-2A A1BR — 2.724% 1/16/2027(d)	233,000	227,944
West CLO Ltd. 2013-1A A1BR — 2.745% 11/7/2025(d)	173,380	172,158
West CLO Ltd. 2013-1A A2BR — 3.393% 11/7/2025(d)	250,000	249,880
Zais CLO 2 Ltd. 2014-2A A1BR — 2.92% 7/25/2026(d)	250,000	246,292
		$17,719,335
CREDIT CARD — 1.4%
American Express Credit Account Master Trust 2017-6 B — 2.20% 5/15/2023	$1,002,000	$980,468
Capital One Multi-Asset Execution Trust 2016-A6 A6 — 1.82% 9/15/2022	1,051,000	1,038,470
Capital One Multi-Asset Execution Trust 2017-A1 A1 — 2.00% 1/17/2023	1,321,000	1,302,626
Golden Credit Card Trust 2018-1A A — 2.62% 1/15/2023(d)	798,000	787,213
Synchrony Card Issuance Trust 2018-A1 A1 — 3.38% 9/15/2024	1,279,000	1,279,000
Synchrony Credit Card Master Note Trust 2016-3 B — 1.91% 9/15/2022	104,000	102,870
		$5,490,647
EQUIPMENT — 4.3%
ARI Fleet Lease Trust 2018-A A3 — 2.84% 10/15/2026(d)	$340,000	$336,157
Ascentium Equipment Receivables Trust 2017-2A A3 — 2.31% 12/10/2021(d)	288,000	282,588
Avis Budget Rental Car Funding AESOP LLC 2014-2A A — 2.50% 2/20/2021(d)	172,000	170,653
Avis Budget Rental Car Funding AESOP LLC 2015-1A A — 2.50% 7/20/2021(d)	1,282,000	1,264,557
Avis Budget Rental Car Funding AESOP LLC 2015-2A A — 2.63% 12/20/2021(d)	616,000	606,647
CCG Receivables Trust 2018-1 A2 — 2.50% 6/16/2025(d)	363,000	360,914
Chesapeake Funding II LLC 2017-4A A1 — 2.12% 11/15/2029(d)	654,140	646,198
Coinstar Funding LLC Series 2017-1A A2 — 5.216% 4/25/2047(d)	225,150	227,870
Dell Equipment Finance Trust 2017-2 A3 — 2.19% 10/24/2022(d)	179,000	177,080
Enterprise Fleet Financing LLC 2017-3 A2 — 2.13% 5/22/2023(d)	442,906	438,965
Enterprise Fleet Financing LLC 2017-1 A3 — 2.60% 7/20/2022(d)	275,000	272,468
GreatAmerica Leasing Receivables Funding LLC Series 2017-1 A4 — 2.36% 1/20/2023(d)	177,000	174,739
GreatAmerica Leasing Receivables Funding LLC Series 2018-1 A4 — 2.83% 6/17/2024(d)	210,000	207,008
GreatAmerica Leasing Receivables Funding LLC Series 2017-1 C — 2.89% 1/22/2024(d)	250,000	246,235
Hertz Fleet Lease Funding LP 2017-1 A2 — 2.13% 4/10/2031(d)	470,638	467,820
Hertz Fleet Lease Funding LP 2018-1 A2 — 3.23% 5/10/2032(d)	409,000	408,761
John Deere Owner Trust 2018-B A4 — 3.23% 6/16/2025	620,000	616,895
John Deere Owner Trust 2018 2018-A A4 — 2.91% 1/15/2025	598,000	592,611
Kubota Credit Owner Trust 2018-1A A3 — 3.10% 8/15/2022(d)	1,009,000	1,006,391
MMAF Equipment Finance LLC 2017-B A3 — 2.21% 10/17/2022(d)	499,000	490,113
NextGear Floorplan Master Owner Trust 2017-1A A2 — 2.54% 4/18/2022(d)	620,000	613,603
NextGear Floorplan Master Owner Trust 2017-2A B — 3.02% 10/17/2022(d)	498,000	491,599
NextGear Floorplan Master Owner Trust 2018-1A A2 — 3.22% 2/15/2023(d)	300,000	297,889
Prop Series 2017-1A — 5.30% 3/15/2042(e)	922,846	908,562
Verizon Owner Trust 2016-2A A — 1.68% 5/20/2021(d)	240,000	238,331
Verizon Owner Trust 2017-2A A — 1.92% 12/20/2021(d)	707,000	697,835
Verizon Owner Trust 2017-1A A — 2.06% 9/20/2021(d)	269,000	266,571
Verizon Owner Trust 2017-3A A1A — 2.06% 4/20/2022(d)	311,000	306,261

See notes to financial statements.

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Verizon Owner Trust 2016-2A B — 2.15% 5/20/2021(d)	$269,000	$265,126
Verizon Owner Trust 2017-2A B — 2.22% 12/20/2021(d)	645,000	631,743
Verizon Owner Trust 2017-1A B — 2.45% 9/20/2021(d)	918,000	905,428
Verizon Owner Trust 2018-1A B — 3.05% 9/20/2022(d)	553,000	547,851
Volvo Financial Equipment LLC Series 2017-1A A4 — 2.21% 11/15/2021(d)	159,000	156,363
Volvo Financial Equipment LLC Series 2018-1A A3 — 2.54% 2/15/2022(d)	987,000	977,987
Wheels SPV 2 LLC 2018-1A A3 — 3.24% 4/20/2027(d)	291,000	289,884
		$16,589,703
OTHER — 2.9%
Conn Funding II LP 2017-B B — 4.52% 4/15/2021(d)	$200,000	$201,052
New Residential Advance Receivables Trust 2015-ON1 2016-T4 AT4 — 3.107% 12/15/2050(d)	1,345,000	1,332,357
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2016-T2 AT2 — 2.575% 10/15/2049(d)	681,000	675,194
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2017-T1 AT1 — 3.214% 2/15/2051(d)	1,262,000	1,249,058
New Residential Mortgage LLC 2018-FNT1 A — 3.61% 5/25/2023(d)	754,796	750,428
New Residential Mortgage LLC 2018-FNT2 A — 3.79% 7/25/2054(d)	877,600	875,698
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1 A — 3.193% 1/25/2023(d)	376,002	372,574
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2 A — 3.265% 2/25/2023(d)	421,613	417,979
Panhandle-Plains Student Finance Corporation 2001-1 A2 — 3.17% 12/1/2031(e)	600,000	596,250
PFS Financing Corp. 2017-D A — 2.40% 10/17/2022(d)	430,000	421,625
PFS Financing Corp. 2017-D B — 2.74% 10/17/2022(d)	202,000	198,139
PFS Financing Corp. 2018-B A — 2.89% 2/15/2023(d)	1,085,000	1,072,658
PFS Financing Corp. 2018-B B — 3.08% 2/15/2023(d)	191,000	188,517
PFS Financing Corp. 2018-D A — 3.19% 4/17/2023(d)	846,000	840,895
PFS Financing Corp. 2018-D B — 3.45% 4/17/2023(d)	421,000	417,333
PFS Financing Corporation 2016-BA A — 1.87% 10/15/2021(d)	320,000	316,066
PFS Financing Corporation 2017-BA A2 — 2.22% 7/15/2022(d)	588,000	576,253
PFS Financing Corporation 2017-BA B — 2.57% 7/15/2022(d)	195,000	191,419
Unison Ground Lease Funding LLC 2013-1 B — 5.78% 3/15/2043(d)(e)	349,000	346,362
WCP ISSUER LLC 2013-1 B — 6.657% 8/15/2043(d)(e)	409,000	423,164
		$11,463,021
TOTAL ASSET-BACKED SECURITIES (Cost $72,744,799)		$72,274,082

CORPORATE BONDS & NOTES — 0.9%
COMMUNICATIONS — 0.2%
Cisco Systems, Inc. — 2.45% 6/15/2020	$669,000	$663,497
CONSUMER, CYCLICAL — 0.0%
Continental Airlines 2000-1 Class B Pass Through Trust — 8.388% 5/1/2022	$753	$824
Northwest Airlines 1999-2 Class C Pass Through Trust — 8.304% 9/1/2010(e)	284,512	49,790
		$50,614
CONSUMER, NON-CYCLICAL — 0.1%
StoneMor Partners LP / Cornerstone Family Services of West Virginia Subsidiary — 7.875% 6/1/2021	$540,000	$501,187
ENERGY — 0.3%
PHI, Inc. — 5.25% 3/15/2019	$1,135,000	$1,083,925

See notes to financial statements.

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
FINANCIAL — 0.1%
Berkshire Hathaway Finance Corporation, 3M USD LIBOR + 0.260% — 2.574% 8/15/2019(c)	$336,000	$336,767
INDUSTRIAL — 0.0%
Air 2 US — 10.127% 10/1/2020(d)(e)	$426,921	$81,115

TECHNOLOGY — 0.2%
Apple, Inc. — 1.90% 2/7/2020	$750,000	$740,636
Oracle Corporation — 3.875% 7/15/2020	21,000	21,343
		$761,979
TOTAL CORPORATE BONDS & NOTES (Cost $3,709,504)		$3,479,084

CORPORATE BANK DEBT — 0.9%
ABG Intermediate Holdings 2 LLC, 3M USD LIBOR + 7.750% — 9.992% 9/29/2025(c)(f)	$293,000	$293,366
JC Penney Corporation, Inc., 1M USD LIBOR + 4.250% — 6.567% 6/23/2023(c)(f)	531,910	487,495
Logix Holding Co. LLC TL 1L, 1M USD LIBOR 5.750% — 7.992% 12/22/2024(c)(f)	296,228	295,487
MB2LTL, 6M USD LIBOR + 9.250% — 11.75% 11/30/2023(c)(e)(f)	184,000	184,920
OTGDDTL — 1.000% 8/23/2021(c)(e)(f)(g)	5,949	147
OTGTL, 3M USD LIBOR 9.000% — 11.337% 8/23/2021(c)(e)(f)	671,051	674,178
SDTL, 1M USD LIBOR +4.500 — 6.879% 11/22/2021(c)(e)(f)	348,847	348,034
Xplornet Communication, Inc., 3M USD LIBOR 4.000% — 6.386% 9/9/2021(c)(f)	560,690	563,034
ZW1L, 3M USD LIBOR 5.000% — 7.340% 11/16/2022(c)(e)(f)	363,292	363,746
ZW2L, 3M USD LIBOR 9.000% — 11.312% 11/16/2023(c)(e)(f)	130,000	131,625

TOTAL CORPORATE BANK DEBT (Cost $3,338,465)		$3,342,032

U.S. TREASURIES — 1.7%
U.S. Treasury Notes — 1.875% 1/31/2022	$2,247,000	$2,173,599
U.S. Treasury Notes — 2.000% 11/15/2021	2,231,000	2,171,879
U.S. Treasury Notes — 2.000% 2/15/2022	2,238,000	2,173,339

TOTAL U.S. TREASURIES (Cost $6,534,785)		$6,518,817

TOTAL BONDS & DEBENTURES — 33.0% (Cost $130,019,322)		$128,454,026

TOTAL INVESTMENT SECURITIES — 95.6% (Cost $338,554,962)		$372,571,644

SHORT-TERM INVESTMENTS — 5.2%
State Street Bank Repurchase Agreement — 0.42% 10/1/2018 (Dated 09/28/2018, repurchase price of $20,206,707, collateralized by $21,835,000 principal amount U.S. Treasury Notes - 2.25% 2027, fair value $20,610,297)	$20,206,000	$20,206,000
TOTAL SHORT-TERM INVESTMENTS (Cost $20,206,000)		$20,206,000

TOTAL INVESTMENTS — 100.8% (Cost $358,760,962)		$392,777,644
Other Assets and Liabilities, net — (0.8)%		(2,676,255)
NET ASSETS — 100.0%		$390,101,389

(a)         Non-income producing security.

See notes to financial statements.

(b)         As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

(c)          Variable/Floating Rate Security — The rate shown is based on the latest available information as of September 30, 2018. For Senior Loan Notes, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)         Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)          Investments categorized as a significant unobservable input (Level 3) (See Note 1).

(f)           Restricted securities. These restricted securities constituted 0.85% of total net assets at September 30, 2018, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.

(g)          These securities have been valued in good faith under policies adopted by authority of the Board of Directors in accordance with the Fund’s fair value procedures. These securities constituted 0.00% of total net assets at September 30, 2018.

See notes to financial statements.

SOURCE CAPITAL, INC.

PORTFOLIO OF INVESTMENTS— RESTRICTED SECURITIES

September 30, 2018

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
ABG Intermediate Holdings 2 LLC, 3M USD LIBOR + 7.750% — 9.992% 9/29/2025	09/26/2017	$292,105	$293,366	0.08%
JC Penney Corporation, Inc., 1M USD LIBOR + 4.250% — 6.567% 6/23/2023	10/4/2017, 10/5/2017, 10/6/2017, 10/11/2017, 02/07/2018	516,050	487,495	0.12%
Logix Holding Co. LLC TL 1L, 1M USD LIBOR 5.750% — 7.992% 12/22/2024	08/11/2017	293,562	295,487	0.08%
MB2LTL, 6M USD LIBOR + 9.250% — 11.750% 11/30/2023	12/02/2016, 01/31/2017	181,782	184,920	0.05%
OTGDDTL — 1.000% 8/23/2021	08/26/2016, 01/26/2018	—	147	0.00%
OTGTL, 3M USD LIBOR 9.000% — 11.337% 8/23/2021	08/26/2016, 02/28/2017, 05/26/2017, 06/14/2017, 08/26/2017, 08/30/2017, 11/30/2017, 01/26/2018	662,979	674,178	0.17%
SDTL, 1M USD LIBOR +4.500 — 6.879% 11/22/2021	12/22/2016	344,108	348,034	0.09%
Xplornet Communication, Inc., 3M USD LIBOR 4.000% — 6.386% 9/9/2021	09/08/2016, 09/20/2016, 10/7/2016, 10/14/2016 05/22/2017, 10/18/2017	558,779	563,034	0.14%
ZW1L, 3M USD LIBOR 5.000% — 7.340% 11/16/2022	11/17/2016	360,654	363,746	0.09%
ZW2L, 3M USD LIBOR 9.000% — 11.312% 11/16/2023	11/17/2016	128,446	131,625	0.03%
TOTAL RESTRICTED SECURITIES		$3,338,465	$3,342,032	0.85%

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers, quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The following table presents the valuation levels of the Fund’s investments as of September 30, 2018:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Internet Media	$33,101,326	—	—	$33,101,326
Aircraft & Parts	23,462,768	—	—	23,462,768
Diversified Banks	22,546,576	—	—	22,546,576
Semiconductor Devices	19,519,696	—	—	19,519,696
Infrastructure Software	16,746,404	—	—	16,746,404
Cable & Satellite	15,644,908	—	—	15,644,908
P&C Insurance	14,305,588	—	—	14,305,588
Cement & Aggregates	12,174,012	—	—	12,174,012
Insurance Brokers	10,261,278	—	—	10,261,278
Electrical Components	8,466,780	—	—	8,466,780
Investment Companies	8,241,697	—	—	8,241,697
Consumer Finance	7,947,889	—	—	7,947,889
Generic Pharma	7,494,216	—	—	7,494,216
Advertising & Marketing	6,502,315	—	—	6,502,315
Internet Based Services	6,414,397	—	—	6,414,397
Home Improvement	6,046,068	—	—	6,046,068
Banks	5,772,665	—	—	5,772,665
Midstream - Oil & Gas	5,682,465	—	—	5,682,465
Packaged Food	5,082,168	—	—	5,082,168
E-Commerce Discretionary	4,485,393	—	—	4,485,393
Food & Drug Stores	2,069,463	—	—	2,069,463
Life Science Equipment	1,028,309	—	—	1,028,309
Base Metals	1,019,292	—	—	1,019,292
Other Common Stocks	101,945	—	—	101,945
Commercial Mortgage-Backed Securities
Agency	—	$32,217	—	32,217
Agency Stripped	—	7,190,353	—	7,190,353
Non-Agency	—	5,213,643	—	5,213,643
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	6,183,954	—	6,183,954
Agency Pool Fixed Rate	—	13,311,800	—	13,311,800
Non-Agency Collateralized Mortgage Obligation	—	10,908,044	—	10,908,044
Asset-Backed Securities
Auto	—	21,011,376	—	21,011,376
Collateralized Loan Obligation	—	16,190,939	$1,528,396	17,719,335
Credit Card	—	5,490,647	—	5,490,647
Equipment	—	15,681,141	908,562	16,589,703
Other	—	10,097,245	1,365,776	11,463,021
Corporate Bonds & Notes	—	3,348,179	130,905	3,479,084
Corporate Bank Debt	—	1,639,382	1,702,650	3,342,032
U.S. Treasuries	—	6,518,817	—	6,518,817
Short-Term Investment	—	20,206,000	—	20,206,000
	$244,117,618	$143,023,737	$5,636,289	$392,777,644

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2018:

Investments	Beginning Value at December 31, 2017	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfer In (Out)	Ending Value at September 30, 2018	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at September 30, 2018
Commercial Mortgage-Backed Securities Non-Agency	$464,468	$(2,578)	—	$(461,890)	—	—	—
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	834,410	(3,894)	—	(455,113)	$(375,403)	—	—
Asset-Backed Securities Collateralized Loan Obligation	1,159,665	(7,325)	$604,000	—	(227,944)	$1,528,396	$(2,443)
Asset-Backed Securities Equipment	1,012,436	(26,190)	—	(77,684)	—	908,562	(26,244)
Asset-Backed Securities — Other	3,961,842	(14,652)	—	—	(2,581,414)	1,365,776	(2,332)
Corporate Bonds & Notes	290,257	(40,060)	92,368	(211,660)	—	130,905	(61,279)
Corporate Bank Debt	2,856,931	12,319	1,629,420	(2,796,020)	—	1,702,650	4,463
Total	$10,580,009	$(82,380)	$2,325,788	$(4,002,367)	$(3,184,761)	$5,636,289	$(87,835)

Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Directors. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any.  However, there are generally no observable trade activities in these securities.  The Adviser reports to the Board of Directors at their regularly scheduled quarterly meetings, or more often if warranted.  The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used.  When appropriate, the Adviser will recommend changes to the procedures and process employed.  The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.  Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.        There were transfers of $3,184,761 out of Level 3 into Level 2 during the period ended September 30, 2018.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of September 30, 2018:

Financial Assets	Fair Value at September 30, 2018	Valuation Technique(s)	Unobservable Inputs	Price/Range

Asset-Backed Securities - Collateralized Loan Obligation	$1,528,396	Third-Party Broker Quote (a)	Quotes/Prices	$99.90 - $100.00

Asset-Backed Securities - Equipment	$908,562	Third-Party Broker Quote (a)	Quotes/Prices	$98.45

Asset-Backed Securities - Other	$1,365,776	Third-Party Broker Quote (a)	Quotes/Prices	$99.24 - $103.46

Corporate Bonds and Notes - Consumer, Cyclical	$49,790	Third-Party Broker Quote (a)	Quotes/Prices	$17.50

Corporate Bonds and Notes - Industrial	$81,115	Third-Party Broker Quote (a)	Quotes/Prices	$19.00

Corporate Bank Debt	$147	Pricing Model ( b )	Reference prices	$2.47
	$1,702,503	Pricing Vendor	Prices	$99.77 - $101.25

(a)  The Third-Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.

( b ) The Pricing Model technique for Level 3 securities involves calculating the difference between the fair value of the funded portion of the securitiy and the price at which the Fund is committed to fund the unfunded committment.

NOTE 2 — Federal Income Tax

The cost of investment securities held at September 30, 2018 (excluding short-term investments), was $339,090,218 for federal income tax purposes.  Net unrealized appreciation consists of:

Gross unrealized appreciation:	$41,848,352
Gross unrealized depreciation:	(8,366,926)
Net unrealized appreciation:	$33,481,426

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOURCE CAPITAL, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date:	November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date:	November 29, 2018

By:	/s/ E. Lake Setzler III
E. Lake Setzler III,
Treasurer (Principal Financial Officer)

Date:	November 29, 2018